Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Long-term debt, gross	[1]	$ 132,830,000	$ 107,975,000
Less: Current portion		(28,150,000)	(55,765,000)
Long-term portion		(104,680,000)	(52,210,000)
Deferred charges, current portion		323,686	345,185
Deferred charges, long-term portion		708,031	397,914
Long-term bank loans, current portion net of deferred charges		27,826,314	55,419,815
Long-term bank loans, long-term portion net of deferred charges		103,971,969	51,812,086
Noumea Shipping Ltd., Gregos Shipping Ltd. [Member]
Long-term debt, gross	[2]	0	7,875,000
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	[3]	0	6,650,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	[4]	28,380,000	31,100,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-term debt, gross	[5]	6,500,000	7,500,000
Jonathan Shipowners Ltd. [Member]
Long-term debt, gross	[6]	8,400,000	10,600,000
Marcos Shippting Ltd. [Member]
Long-term debt, gross	[7]	22,000,000	26,000,000
Rena Shipping Ltd. [Member]
Long-term debt, gross		16,250,000	18,250,000
Gregos Shiping Ltd. [Member]
Long-term debt, gross		25,300,000	0
Terataki Shipping, Ltd. [Member]
Long-term debt, gross		$ 26,000,000	$ 0

[1]	On September 13, 2022, the Company signed a term loan facility with HSBC, and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan is payable in ten consecutive quarterly installments of $1,000,000 each and by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bears interest at Secured Overnight Financing Rate (Term SOFR) plus a margin of 1.95%. The loan is secured with the following: (i) first priority mortgages over M/V “Emmanuel P” and M/V “Rena P”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $115,500 within 2022 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.
[2]	On May 30, 2019, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”) in relation to the financing of M/V “EM Astoria” and M/V “Evridiki G” totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shipping Ltd. and to provide working capital. The loan is payable in 16 equal consecutive quarterly principal installments of $375,000 followed by a balloon amount of $6,000,000 to be paid together with the last principal installment in May 2023. The margin of the loan is 3.90% over LIBOR. On June 26, 2020, Eurobank agreed to defer the amount of $1,125,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in May 2023, increasing the balloon amount to $7,125,000. The loan is secured with (i) first priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 140%.
[3]	On July 30, 2019, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”) for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019. The loan was payable in fourteen consecutive equal quarterly installments of $450,000 plus a balloon payment of $6,200,000 payable together with the last instalment in February 2023. The loan bore interest at LIBOR plus a margin of 2.95%. The loan was secured with (i) first priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 130%. On February 6, 2023, the Company repaid the full amount of outstanding indebtedness amounting to $6,650,000, by using the Company’s own funds and the three abovementioned vessels became unencumbered.
[4]	On November 8, 2019, the Company signed a term loan facility with Piraeus for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan is payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 to paid together with the last instalment in November 2023. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with (i) first priority mortgages over M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 125%.
[5]	On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu.”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.
[6]	On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan is payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bears interest at LIBOR plus a margin of 2.35%. The loan is secured with the following: (i) first priority mortgage over M/V “Jonathan P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $117,500 within 2021 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.
[7]	On December 14, 2021, the Company signed a term loan facility with Eurobank, and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 within 2022 for this loan.